Other payables, accruals and advance receipts	12 Months Ended
Dec. 31, 2016
Other Payables, Accruals and Advance Receipts
Other payables, accruals and advance receipts

17. Other Payables, Accruals and Advance Receipts

Other payables, accruals and advance receipts consisted of the following:

	December 31,
	2016	2015
	(in US$’000)
Accrued research and development expenses	11,771	3,758
Accrued salaries and benefits	7,057	5,521
Accrued selling and marketing expenses	4,340	4,430
Accrued general administration and other expenses	4,078	7,253
Payments in advance from customers	899	641
Deferred government incentives	1,755	1,256
Current tax liabilities	274	442
Others	1,816	2,876
	31,990	26,177